GREENWICH STREET CALIFORNIA MUNICIPALS FUND INC.
GREENWICH STREET MUNICIPALS FUND INC.
HIGH INCOME OPPORTUNITY FUND INC.
THE ITALY FUND INC.
MANAGED HIGH INCOME PORTFOLIO INC.
MANAGED MUNICIPALS PORTFOLIO II INC.
MANAGED MUNICIPALS PORTFOLIO INC.
SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
 SMITH BARNEY ARIZONA MUNICIPALS FUND INC.
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO
GLOBAL PORTFOLIO
SELECT BALANCED PORTFOLIO
SELECT CONSERVATIVE PORTFOLIO
SELECT GROWTH PORTFOLIO
SELECT HIGH GROWTH PORTFOLIO
SELECT INCOME PORTFOLIO
SMITH BARNEY EQUITY FUNDS
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
SMITH BARNEY INCOME FUNDS
SMITH BARNEY BALANCED FUND
SMITH BARNEY CONVERTIBLE FUND
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND
SMITH BARNEY EXCHANGE RESERVE FUND
SMITH BARNEY HIGH INCOME FUND
SMITH BARNEY MUNICIPAL HIGH INCOME FUND
SMITH BARNEY TOTAL RETURN BOND FUND
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY HANSBERGER GLOBAL SMALL CAP VALUE FUND
	SMITH BARNEY HANSBERGER GLOBAL VALUE FUND
SMITH BARNEY SMALL CAP VALUE FUND
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
SMITH BARNEY MANAGED MUNICIPALS FUND INC.
SMITH BARNEY MUNI FUNDS
SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.
SMITH BARNEY OREGON MUNICIPALS FUND
TRAVELERS CORPORATE LOAN FUND INC.
ZENIX INCOME FUND INC.



SUPPLEMENT DATED APRIL 30, 1999 TO PROSPECTUSES*

________________________


	The Board of Directors of Mutual Management Corp. ("MMC"), each Fund's investment manager and/or administrator, has voted to change the name of MMC to SSBC Fund Management Inc. effective February 23, 1999.

- ------------
*Prospectuses dated:


GREENWICH STREET CALIFORNIA MUNICIPALS FUND INC	December 29, 1998
GREENWICH STREET MUNICIPALS FUND INC.			September 28,
1998
HIGH INCOME OPPORTUNITY FUND INC.				January 29, 1999
THE ITALY FUND INC.						N/A
MANAGED HIGH INCOME PORTFOLIO INC.			June 26, 1998
MANAGED MUNICIPALS PORTFOLIO II INC.			December 29, 1998
MANAGED MUNICIPALS PORTFOLIO INC.				September 28,
1998
SMITH BARNEY ADJUSTABLE RATE
GOVERNMENT INCOME FUND     					September 25, 1998
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.                	November 30, 1998
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.               	September 28,
1998
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.    	June 26, 1998
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
BALANCED PORTFOLIO					May 29, 1998
CONSERVATIVE PORTFOLIO				May 29, 1998
GROWTH PORTFOLIO					May 29, 1998
HIGH GROWTH PORTFOLIO					May 29, 1998
INCOME PORTFOLIO						May 29, 1998
GLOBAL PORTFOLIO						May 29, 1998
SELECT BALANCED PORTFOLIO				April 30, 1998
SELECT CONSERVATIVE PORTFOLIO			April 30, 1998
SELECT GROWTH PORTFOLIO				April 30, 1998
SELECT HIGH GROWTH PORTFOLIO			April 30, 1998
SELECT INCOME PORTFOLIO				April 30, 1998
SMITH BARNEY EQUITY FUNDS                               			May
29, 1998
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.                	January 28, 1999
SMITH BARNEY INCOME FUNDS
SMITH BARNEY BALANCED FUND 			November 27, 1998
SMITH BARNEY CONVERTIBLE FUND			November 27, 1998
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND November 27, 1998
SMITH BARNEY EXCHANGE RESERVE FUND		November 27, 1998
SMITH BARNEY HIGH INCOME FUND			November 27, 1998
SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 27, 1998
SMITH BARNEY TOTAL RETURN BOND FUND		November 27, 1998
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.  September 28, 1998


SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY HANSBERGER GLOBAL SMALL CAP VALUE FUND August 28, 1998
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 28, 1998
SMITH BARNEY SMALL CAP VALUE FUND		December 28, 1998
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.     	November 27, 1998
SMITH BARNEY MANAGED MUNICIPALS FUND INC.               	June 26, 1998
SMITH BARNEY MUNI FUNDS                                 			July
29, 1998
SMITH BARNEY MUNCIPAL MONEY MARKET FUND, INC.   	July 29, 1998
SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.   	July 29, 1998
SMITH BARNEY OREGON MUNICIPALS FUND                     	August 28, 1998
TRAVELERS CORPORATE LOAN FUND INC.			November 19, 1998
ZENIX INCOME FUND INC.						N/A


FD 01640
G:\Fund Accounting\Legal\GENERAL\FUNDS\stkssbc1.doc